Derivative Financial Instruments and Fair Value Measurements	9 Months Ended
Sep. 30, 2022
Derivative Financial Instruments and Fair Value Measurements [Abstract]
Derivative Financial Instruments and Fair Value Measurements

10. Derivative Financial Instruments and Fair Value Measurements

Interest rate swaps

In connection with our entry into the Senior Secured Credit Facility, the Company entered into certain interest rate swap agreements. These transactions involved the exchange of fixed and floating rate interest payment obligations without the exchange of the underlying principal amounts. The average annual fixed rate ranged from 2.38% in 2020 to 2.50% in 2022. The Company has accounted for these instruments as economic hedges and has included changes in their fair market value in the condensed consolidated statements of operations. The swaps expired in September 2022 as the facility is scheduled to be repaid in December 2022.

During August 2022, the Company entered into two interest rate swaps for the notional amount of $61,926 of OPAL Term Loan II at a fixed interest rate of 2.47% to hedge the SOFR-based floating interest rate. On August 16, 2022, the Company entered into a swaption for a notional amount of $13,074 with fixed rate of 2.32% with a maturity date of December 30, 2022. The Company accounted for the swaption as an economic hedge and included the change in the fair market value in the condensed consolidated statement of operations.

The two interest rate swaps were designated and qualified as cash flow hedges. The Company uses interest rate swaps for the management of interest rate risk exposure, as an interest rate swap effectively converts a portion of the Company’s debt from a floating to a fixed rate. The interest rate swap is an agreement between the Company and counterparties to pay, in the future, a fixed-rate payment in exchange for the counterparties paying the Company a variable payment. The amount of the net payment obligation is based on the notional amount of the interest rate swap and the prevailing market interest rates. The Company may terminate the interest rate swaps prior to their expiration dates, at which point a realized gain or loss may be recognized, or may be amortized over the original life of the interest rate swap if the hedged debt remains outstanding. The value of the Company’s commitment would increase or decrease based primarily on the extent to which interest rates move against the rate fixed for each swap.

The Company records the fair value of the interest rate swap as an asset or liability on its balance sheet. The effective portion of the swap is recorded in Accumulated other comprehensive income. No portion of the cash flow hedges were ineffective during the three and nine months ended September 30, 2022.

The following table summarizes the interest rate swaps in place as of September 30, 2022 and December 31, 2021:

Interest rate swap detail				Notional Amount
Trade date	Fixed rate	Start date	End date	September 30, 2022	December 31, 2021

August 15, 2022	2.47%	June 28, 2024	August 4, 2027	$41,284	—
August 15, 2022	2.47%	June 28, 2024	August 4, 2027	20,642	—
				$61,926	$—

The location and amounts of derivatives fair values in the condensed consolidated balance sheets are:

	September 30, 2022	December 31, 2021	Location of Fair Value Recognized in Balance Sheet
Derivatives designated as economic hedges:
Current portion of swaption	$246	$—	Derivative financial assets, current portion
Current portion of interest swaps	(38)	(992)	Derivative financial liability, current portion
Derivatives designated as cash flow hedges:
Current portion of the interest rate swaps	1,189	—	Derivative financial assets, current portion
	$1,397	$(992)

The effect of derivative instruments on the condensed consolidated statement of operations were as follows:

	Three Months Ended September 30,		Nine Months Ended September 30,		Location of (Loss) Gain Recognized in Operations from
	2022	2021	2022	2021	Derivatives
Interest rate swaps	$1,580	$2,122	$954	$1,269
Swaption	246	—	246	—
Net periodic settlements	(1,631)	(2,149)	(677)	(1,279)
	$195	$(27)	$523	$(10)	Change in fair value of derivative instruments, net

The Company may be exposed to credit risk on any of the derivative financial instruments that are in an asset position. Credit risk relates to the risk of loss that the Company would incur because of nonperformance by counterparties pursuant to the terms of their contractual obligations. To mitigate this risk, management monitors counterparty credit exposure on an annual basis and enters into these arrangements with large financial institutions. The necessary credit adjustments have been reflected in the fair value of financial derivative instruments. There are no credit-risk-related contingent features that could be triggered in derivative financial instruments that are in a liability position.

The Company enters into interest rate swap contracts with counterparties that allow for net settlement of derivative assets and derivative liabilities. The Company has made an accounting policy election to offset recognized amounts relating to these interest swaps within the condensed consolidated balance sheets.

The following table summarizes the fair value of derivative instruments on the Company’s condensed consolidated balance sheets and the effect of netting arrangements and collateral on its financial position:

	Gross Amounts of Recognized Assets/(Liabilities)	Gross Amounts Offset in the Balance Sheet	Net Amounts of Assets/(Liabilities) in the Balance Sheet
Balance, September 30, 2022:
Interest rate swap asset	$1,189	$—	$1,189
Swaption asset	246	—	246
	$1,435	$—	$1,435
Balance, December 31, 2021:
Interest rate swap liability	$(992)	$—	$(992)

There were no collateral balances with counterparties outstanding as of the period-end dates.

Commodity swap contracts

The Company utilizes commodity swap contracts to hedge against the unfavorable price fluctuations in market prices of electricity. The Company does not apply hedge accounting to these contracts. As such, unrealized and realized gain (loss) is recognized as a component of Renewable Power revenues in the condensed consolidated statement of operations and Derivative financial asset — current and non-current in the condensed consolidated balance sheets. These are considered to be Level 2 instruments in the fair value hierarchy. By using commodity swaps, the Company exposes itself to credit risk and market risk. Credit risk is the failure of the counter party to perform under the terms of the swap contract. When the fair value of the swap contract is positive, the counter party owes the Company creating a credit risk. The Company manages the credit risk by entering into contracts with financially sound counter parties. To mitigate this risk, management monitors counterparty credit exposure on an annual basis, and the necessary credit adjustments have been reflected in the fair value of financial derivative instruments. When the fair value of the swap contract is negative, the Company owes the counterparty creating a market risk that the market price is higher than the contract price resulting in the Company not participating in the opportunity to earn higher revenues.

In December 2018, the Company signed an amendment that converted an existing PPA into a commodity swap contract to allow the Company flexibility to sell the capacity separately and schedule the sale of electricity to independent third parties. Following the amendment, the Company agreed to net settle the contract in cash on a monthly basis based on the difference between the contract price and market price. The contract has a default minimum of 34,554 MWh per year. Additionally, the Company entered into an ISDA agreement with a counterparty in November 2019. Pursuant to the agreement, the Company entered into swaps with contract prices ranging between $35.75 and $51.25 per MWh.

The following table summarizes the commodity swaps in place as of September 30, 2022 and December 31, 2021. There were no new commodity swap contracts entered during the nine months ended September 30, 2022.

Trade Date	Period From	Period To	Notional Quantity per Year (“MWh”)	Average Contract Price (per MWh)
December 14, 2018	January 1, 2019	September 30, 2022	34,554	$66.12
October 28, 2021	November 1, 2021	December 31, 2022	30,660	$48.75
December 27, 2021	January 1, 2022	December 31, 2022	26,280	$50.75

The following table summarizes the effect of commodity swaps on the condensed consolidated statements of operations for the three and nine months ended September 30, 2022 and 2021:

Derivatives not designated	Location of (loss) gain	Three Months Ended September 30,		Nine Months Ended September 30,
as hedging instruments	recognized	2022	2021	2022	2021
Commodity swaps - realized loss	Revenues - Renewable power	$(744)	$(328)	$(931)	$169
Commodity swaps - unrealized gain (loss)	Revenues - Renewable power	161	(895)	(775)	(2,824)
Total realized and unrealized gain (loss)	Revenues - Renewable power	$(583)	$(1,223)	$(1,706)	$(2,655)

The following table summarizes the derivative assets and liabilities related to commodity swaps as of September 30, 2022 and December 31, 2021

	Fair Value		Location of Fair value
	September 30, 2022	December 31, 2021	recognized in Balance Sheet
Derivatives designated as economic hedges
Current portion of unrealized gain on commodity swaps	$—	$382	Derivative financial asset, current portion
Current portion of unrealized loss on commodity swaps	$(394)	$—	Derivative financial liability, current portion

Other derivative liabilities

On July 21, 2022, the Company recorded derivative liabilities for the outstanding Public Warrants and Private Warrants, put option to Meteora, the Sponsor Earnout Awards and the OPAL Earnout Awards. Please see Note 3, Business Combination for additional information. The change in fair value on these derivative instruments in recorded as change in fair value of derivative instruments, net in the condensed consolidated statement of operations for the three and nine months ended September 30, 2022.

The following table summarizes the effect of change in fair value of other derivative liabilities on the condensed consolidated statements of operations for the three and nine months ended September 30, 2022 and 2021:

Derivative liability	Three Months Ended September 30,		Nine Months Ended September 30,		Location of (Loss) Gain Recognized in Operations from
	2022	2021	2022	2021	Derivatives

Put option to Meteora	$384	$—	$384	$—
Sponsor Earnout Awards	1,100	—	1,100	—
OPAL Earnout Awards	5,300	—	5,300	—
Public Warrants	(3,578)	—	(3,578)	—
Private Warrants	(5,309)	—	(5,309)	—
	$(2,103)	$—	$(2,103)	$—	Change in fair value of derivative instruments, net

Fair value measurements

The fair value of financial instruments, including long-term debt and derivative instruments is defined as the amount at which the instruments could be exchanged in a current transaction between willing parties. The carrying amount of cash and cash equivalents, accounts receivable, net, and accounts payable and accrued expenses approximates fair value due to their short-term maturities.

The carrying value of the Company’s long-term debt of $82,896 and $134,083 as of September 30, 2022 and December 31, 2021, respectively, represents the total amount to be repaid if the debt has to be discharged in full and therefore approximates its fair value.

The Company follows ASC 820, Fair Value Measurement, regarding fair value measurements which establishes a three-tier fair value hierarchy and prioritizes the inputs used in valuation techniques that measure fair value. These tiers include:

Level 1 — defined as observable inputs such as quoted prices for identical instruments in active markets;

Level 2 — defined as quoted prices for similar instruments in active market, quoted prices for identical or similar instruments in markets that are not active, or model-derived valuations for which all significant inputs are observable market data;

Level 3 — defined as unobservable inputs in which little or no market data exists, therefore requiring an entity to develop its own assumptions.

Financial assets and liabilities are classified in their entirety based on the lowest level of input that is significant to the fair value measurement. The Company’s assessment of the significance of an input to the fair value measurement requires judgment and may affect the valuation of fair value assets and liabilities and their placement within the fair value hierarchy levels.

The Company’s interest rate swap contracts are valued with pricing models commonly used by the financial services industry using discounted cash flows of forecast future swap settlements based on projected three-month SOFR rates. The Company does not consider these models to involve significant judgment on the part of management and corroborated the fair value measurements with counterparty valuations. The Company’s interest rate swaps are classified within Level 2 of the valuation hierarchy based on the observable market rates used to determine its fair value. The Company does not expect to change its valuation techniques and therefore does not anticipate any transfers into or out of different levels of hierarchy. These interest rate swaps are accounted for as derivative financial instrument assets.

The Company values its energy commodity swap contracts based on the applicable geographical market energy forward curve. The forward curves are derived based on the quotes provided by New York Mercantile Exchange, Amerex Energy Services and Tradition Energy. The Company does not consider that the pricing index used involves significant judgement on the part of management. Therefore, the Company classifies these commodity swap contracts within Level 2 of the valuation hierarchy based on the observable market rates used to determine fair value.

The Company accounts for asset retirement obligations by recording the fair value of a liability for an asset retirement obligation in the period in which it is incurred and when a reasonable estimate of fair value can be made. The Company estimates the fair value of asset retirement obligations by calculating the estimated present value of the cost to retire the asset. This estimate requires assumptions and judgments regarding the existence of liabilities, the amount and timing of cash outflows required to settle the liability, inflation factors, credit adjusted discount rates, and consideration of changes in legal, regulatory, environmental, and political environments. In addition, the Company determines the Level 3 fair value measurements based on historical information and current market conditions. These assumptions represent Level 3 inputs, which can regularly change. As such, the fair value measurement of asset retirement obligations is subject to changes in these unobservable inputs as of the measurement date. The Company used a discounted cash flow model in which cash outflows estimated to retire the asset are discounted to their present value using an expected discount rate. A significant increase (decrease) in the discount rate in isolation could result in a significantly lower (higher) fair value measurement. The Company estimated the fair value of its asset retirement obligations based on discount rates ranging from 5.75% to 8.5%.

The Company’s Convertible Note Payable is valued with a discounted cash flow analysis to estimate the present value of the cash outflows associated with the arrangement. A synthetic credit rating model is utilized to estimate the Company’s credit rating based on the Company’s financial condition and the Company’s forecasts and plans with respect to debt service, which is then used as input to perform a comparable yield analysis with similarly rated companies to obtain an appropriate discount rate. Other significant inputs include the principal amount, the stated coupon rate, the maturity date of the note and the conversion multiple, all of which are directly observable from the contract. This estimate also requires assumptions and judgements regarding the probability and the timing of the event occurring that would lead to automatic conversion. Certain significant assumptions used to determine the fair value of the convertible note represent Level 3 inputs and can regularly change. As such, the fair value measurement of the convertible note is subject to changes in these unobservable inputs as of the measurement date. A significant increase (decrease) in the discount rate in isolation could result in a significantly lower (higher) fair value measurement. The Company estimated the fair value of the Convertible Note Payable based on discount rates ranging from 7.0% to 7.5%.

The Company accounted for its outstanding warrants by recording its fair value of a liability on the Closing Date of the Business Combination and recording the change in the fair value at the balance sheet date in the condensed consolidated statement of operations. The Company has the option to redeem the warrants at a conversion price of $0.10 per Warrant if the share price exceeds $10 per share and is less than $18 per share. The fair value of the Public Warrants and Private Warrants was based on a 20 day volume weighted average closing price of $9.68.

The fair value of the Sponsor Earnout Awards as of September 30, 2022 was determined using a Monte Carlo valuation model with a distribution of potential outcomes on a daily basis over the five year post-close period. Assumptions used in the valuation are as follows:

●	Current stock price — The Company’s closing stock price of $8.28 as of September 30, 2022;
●	Expected volatility —65% based on historical and implied volatilities of selected industry peers deemed to be comparable to our business corresponding to the expected term of the awards;
●	Risk-free interest rate — 4.1% based on the U.S. Treasury yield curve in effect at the time of issuance for zero-coupon U.S. Treasury notes with maturities corresponding to the expected 4.8 year term of the earnout period;
●	Dividend yield - zero.

The fair value of the OPAL Earnout Awards as of September 30, 2022 was determined using a Monte Carlo valuation model with a distribution of potential outcomes for stock price and EBITDA over the 2-year period commencing on January 1, 2023 and ending on December 31, 2024. Assumptions used in the valuation are as follows:

●	Current stock price — The Company’s closing stock price of $8.28 as of September 30, 2022;
●	Weighted average cost of capital - 16% based on an average of historical volatilities of selected industry peers deemed to be comparable to our business.
●	Expected volatility —60% based on historical and implied volatilities of selected industry peers deemed to be comparable to our business corresponding to the expected term of the awards;
●	Risk-free interest rate — 4.2% based on the U.S. Treasury yield curve in effect at the time of issuance for zero-coupon U.S. Treasury notes with maturities corresponding to the expected 2.2 year term of the earnout period;
●	Dividend yield - zero.

The fair value of the Company’s put option with Meteora as of September 30, 2022 was determined using a Monte Carlo valuation model with a distribution of potential outcomes on a daily basis over the 6 month post-close period. Assumptions used in the valuation are as follows:

●	Current stock price — The Company’s closing stock price of $8.28 as of September 30, 2022;
●	Expected volatility —80% based on historical and implied volatilities of selected industry peers deemed to be comparable to our business corresponding to the expected term of the awards;
●	Risk-free interest rate — 3.5% based on the U.S. Treasury yield curve in effect at the time of issuance for zero-coupon U.S. Treasury notes with maturities corresponding to the expected 0.3 year term of the Forward Purchase Agreement ;
●	Dividend yield - zero.

There were no transfers of assets between Level 1, Level 2, or Level 3 of the fair value hierarchy as of September 30, 2022 or December 31, 2021.

The Company’s assets and liabilities that are measured at fair value on a recurring basis include the following as of September 30, 2022 and December 31, 2021, set forth by level, within the fair value hierarchy:

	Fair value as of September 30, 2022
	Level 1	Level 2	Level 3	Total
Liabilities:
Asset retirement obligation	$—	$—	$5,968	$5,968
Convertible Note Payable	—	—	27,964	27,964
Put option with Meteora	—	—	4,216	4,216
Interest rate swaps	—	38	—	38
Commodity swap contracts	—	394	—	394
Derivative warrant liabilities	—	—	22,410	22,410
Earnout liabilities	—	—	39,500	39,500
Assets:
Swaption	—	246	—	246
Interest rate swaps	$—	$1,189	$—	$1,189

	Fair value as of December 31, 2021
	Level 1	Level 2	Level 3	Total
Liabilities:
Asset retirement obligation	$—	$—	$5,738	$5,738
Contingent consideration on acquisition of non-controlling interest	—	—	4,456	4,456
Convertible Note Payable	—	—	58,710	58,710
Interest rate swap	—	992	—	992
Assets:
Commodity swap contracts	—	382	—	382

A summary of changes in the fair values of the Company’s Level 3 instruments, attributable to asset retirement obligations, for the three and nine months ended September 30, 2022 is included in Note 2, Summary of Significant Accounting Policies.